Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	17 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Feb. 08, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000238581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	A with initial sales charge (5.75%)
Account Value	$ 10,810	$ 10,810		$ 10,810	$ 10,810	$ 9,926	$ 9,425
Average Annual Return, Percent	2.64%	7.38%	[1]
C000238581 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	A without sales charge
Average Annual Return, Percent	8.91%	10.32%	[1]
C000238582 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	I without sales charge
Account Value	$ 11,509	$ 11,509		11,509	11,509	10,542	10,000
Average Annual Return, Percent	9.17%	10.59%	[2]
C000006994 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	R6 without sales charge
Account Value	$ 18,595	$ 18,595		$ 18,595	$ 18,595	17,018		$ 14,045	$ 16,431	$ 12,575	$ 12,667	$ 11,785	$ 10,993	$ 8,961	$ 9,960	$ 10,000
Average Annual Return, Percent	9.27%			7.98%	6.40%
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Account Value	$ 11,585	$ 11,585		$ 11,585	$ 11,585	$ 10,387	$ 10,000	$ 11,538	$ 14,032	$ 10,602	$ 11,175	$ 11,056	$ 10,348	$ 8,604	$ 9,578	$ 10,000
Average Annual Return, Percent	11.54% [3]	11.13%	[1],[3]	6.46% [4]	4.33% [4]

[1]	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2024.
[2]	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2024.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.